Convertible debentures, Devvio Tranche (FY) (Details)	3 Months Ended	12 Months Ended
	Oct. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) shares	Oct. 31, 2024 $ / shares	Aug. 01, 2024 USD ($)	Jan. 12, 2024 USD ($) $ / shares	Jan. 12, 2024 $ / shares	Jul. 31, 2023 USD ($)	Nov. 04, 2022 USD ($)
Convertible Debt [Abstract]
Derivative liability	$ 2,321,350	$ 919,250		$ 1,382,096			$ 0	$ 1,836,666
Devvio Inc. [Member] | Convertible Debt [Member]
Convertible Debt [Abstract]
Principal amount					$ 100,000
Interest rate					5.30%
Ownership percentage	100.00%	100.00%
Share purchase warrant (in shares) | shares	0.5	0.5
Conversion price (in dollars per share) | (per share)	$ 7.65		$ 1.03		$ 7.65	$ 1.03
Number of repayable day	10 days	10 days
Period of transaction expected date to complete	270 days	270 days
Period of volume weighted average trading price	30 days	30 days
Percentage of premium to volume weighted average price	20.00%	20.00%
Conversion expiry term	2 years	2 years
Derivative liability		$ 45,000			$ 45,000
Devvio Inc. [Member] | Convertible Debt [Member] | Common Stock [Member]
Convertible Debt [Abstract]
Number of shares issued upon conversion of convertible units (in shares) | shares	1	1